Basis of Presentation of the Consolidated Financial Statements - Summary of the Prepetition Liabilities Under Chapter 11 (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information of prepetition liabilities [line items]
Bankruptcy claims amount of claims filed	$ 4,641,087
Debt [member]
Disclosure of detailed information of prepetition liabilities [line items]
Bankruptcy claims amount of claims filed	4,200,663
Accounts payable [member]
Disclosure of detailed information of prepetition liabilities [line items]
Bankruptcy claims amount of claims filed	261,126
Accrued expenses [member]
Disclosure of detailed information of prepetition liabilities [line items]
Bankruptcy claims amount of claims filed	22
Provisions for legal claims [member]
Disclosure of detailed information of prepetition liabilities [line items]
Bankruptcy claims amount of claims filed	18,107
Provisions for return conditions [member]
Disclosure of detailed information of prepetition liabilities [line items]
Bankruptcy claims amount of claims filed	160,839
Other liabilities [member]
Disclosure of detailed information of prepetition liabilities [line items]
Bankruptcy claims amount of claims filed	$ 330